Related Parties Balances and Transactions (Tables)	6 Months Ended
Mar. 31, 2017
Related Parties Balances and Transactions [Abstract]
Schedule of amount due to related party

	March 31, 2017	September 30, 2016
BioLite, Inc
Balance beginning of the period / year	$6,500,000	$-
Research and development incurred for the period / year	-	10,000,000
Repayment by cash and share	(6,500,000)	(3,500,000)
Balance as at the ended of the period / year	$-	$6,500,000

Schedule of related party transactions
	March 31, 2017	September 30, 2016

BioFirst Corporation	$950,000	$-
Total	$950,000	$-